UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	TCW Special Credits
Address:	865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017

13F File Number: 28-06673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Linda D. Barker
Title:	Senior Vice President of TCW Asset Management Company the Managing Partner of TCW Special Credits
Phone:	(213) 244-0694
Signature, Place, and Date of Signing:

  /s/ Linda D. Barker
  Los Angeles, CA
  Date: October 29, 2001

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT.
[X]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:
Form 13F File Number 28-2494 Name: The TCW Group, Inc.